Fair Value -Schedule of Carrying Amount and Fair Value of Financial Instruments by Category (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets	₩ 16,177,370	₩ 15,315,773
Financial liabilities	18,597,441	18,809,013
Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,693,177	7,214,174
Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,785,572	10,520,690
Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	999,020	942,135
Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	105,810	132,011
Derivative financial liabilities for hedging purpose
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	13,862	3
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,506,971	3,716,680
Financial assets measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,572,857	7,380,901
Financial assets at fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial assets	107,644	114,774
Financial assets measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,476,527	962,653
Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	774,557	1,029,926
Financial assets at fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,423,277	1,665,368
Derivative financial assets for hedging
Disclosure of detailed information about financial instruments [line items]
Financial assets	315,537	445,471
Fair value | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,722,743	10,423,619
Fair value | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	105,810	132,011
Fair value | Derivative financial liabilities for hedging purpose
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	13,862	3
Fair value | Financial assets at fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial assets	107,644	114,774
Fair value | Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	774,557	1,029,926
Fair value | Financial assets at fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,423,277	1,665,368
Fair value | Derivative financial assets for hedging
Disclosure of detailed information about financial instruments [line items]
Financial assets	₩ 315,537	₩ 445,471